LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES

As at December 31,	2018	2017
Senior Notes
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	296.8	297.5
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	496.8	496.2
$300 million notes issued June 2013
Series A - 3.64% 5-year notes due June 2018 ($35 million)	—	34.9
Series B - 4.78% 10-year notes due June 2023 ($265 million)	260.4	260.2
$500 million notes issued March 2012
Series A - 3.89% 6-year notes due March 2018 ($75 million)	—	73.6
Series B - 4.36% 8-year notes due March 2020 ($85 million)	84.0	83.9
Series C - 4.76% 10-year notes due March 2022 ($200 million)	192.1	192.0
Series D - 4.91% 12-year notes due March 2024 ($140 million)	135.2	135.1
$270 million notes issued December 2009
Series C - 6.97% 10-year notes due December 2019 ($181.5 million)	—	181.4
	1,465.3	1,754.8
Revolving Credit Facilities
$1.0 billion credit facility (a)	291.5	27.0
$75.0 million credit facility (b)	—	72.6

Debt from 50% interest in Canadian Malartic	1.9	3.3
Total debt (i)	$1,758.7	1,857.7
Less: current portion of long-term debt (Note 25)	(1.9)	(110.0)
Long-term debt	$1,756.8	1,747.7

(i)	Balances are net of transaction costs of $11.8 million, net of amortization (December 31, 2017: $14.3 million).

Senior Notes

The Company's senior notes are unsecured and interest is payable semi-annually. Each series of senior notes is redeemable, in whole or in part, at the Company's option, at any time prior to maturity, subject to make-whole provisions. The senior notes are accreted to the face value over their respective terms.

On January 29, 2018, the Company redeemed $181.5 million of 6.97% senior notes due December 2019 at a make-whole price of 108.12.

Revolving Credit Facilities

(a) In June 2018, the Company extended the term of its $1.0 billion revolving credit facility from September 2021 to June 2023, under existing terms and conditions. The revolving credit facility is unsecured and has an interest rate on drawn amounts of LIBOR plus an interest margin of between 1.20% and 2.25% depending on the Company's credit rating, and a commitment fee of between 0.24% and 0.45% depending on the Company's credit rating. During the year the Company drew $460.0 million and repaid $195.0 million on the revolving credit facility.

(b) The $75.0 million revolving facility was entered into by Brio Gold. The Company's interest in Brio Gold was disposed of on May 24, 2018. Refer to Note 6: Divestitures.

The senior notes and revolving credit facility are subject to various financial and general covenants. The principal covenants are tangible net worth of at least $2.3 billion; maximum net total debt (debt less cash) to tangible net worth of 0.75; and leverage ratio (net total debt/EBITDA) to be less than or equal to 3.5:1. The Company was in compliance with all covenants as at December 31, 2018.

Scheduled Debt Repayments

	2019	2020	2021	2022	2023	2024 and thereafter	Total
Senior notes	$—	$84.1	$—	$192.7	$261.2	$935.6	$1,473.6
$1.0 billion credit facility	—	—	—	—	295.0	—	$295.0
Debt from 50% interest in Canadian Malartic	1.9	—	—	—	—	—	$1.9
	$1.9	$84.1	$—	$192.7	$556.2	$935.6	$1,770.5